Schedule of Investments (unaudited)	iShares® MSCI EAFE Min Vol Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.2%
Brambles Ltd.	1,122,414	$8,403,214
Cochlear Ltd.	38,015	4,856,173
Coles Group Ltd.	1,679,748	17,562,870
Commonwealth Bank of Australia	440,034	29,502,847
CSL Ltd.	124,969	22,371,376
Medibank Pvt Ltd.	5,644,500	10,163,869
Newcrest Mining Ltd.	2,072,442	22,952,867
Rio Tinto PLC	109,897	5,743,395
Sonic Healthcare Ltd.	658,794	13,792,172
Telstra Group Ltd., NVS	9,009,032	22,589,499
Transurban Group	2,182,448	18,513,589
Wesfarmers Ltd.	2,500,579	72,564,358
Woolworths Group Ltd.	1,968,987	41,580,631
		290,596,860
Belgium — 1.5%
Groupe Bruxelles Lambert NV	811,281	59,812,809
Proximus SADP	1,624,297	17,028,682
Sofina SA	36,714	7,159,185
UCB SA	275,778	20,784,776
		104,785,452
Denmark — 4.6%
Carlsberg AS, Class B	87,045	10,249,166
Chr Hansen Holding A/S	431,873	23,986,670
Coloplast A/S, Class B	553,236	61,669,306
DSV A/S	47,821	6,461,967
Genmab A/S(a)	97,816	37,679,461
Novo Nordisk A/S, Class B	1,005,249	109,301,980
Novozymes A/S, Class B	687,149	36,068,833
Orsted AS(b)	40,189	3,315,824
Tryg A/S	1,442,151	31,192,621
		319,925,828
Finland — 2.0%
Elisa OYJ	1,263,731	61,071,446
Kone OYJ, Class B	1,045,319	42,801,409
Nokia OYJ	2,208,866	9,816,008
Orion OYJ, Class B	557,910	25,674,017
		139,362,880
France — 6.2%
Air Liquide SA	379,005	49,579,041
BioMerieux	177,213	15,679,540
Carrefour SA	2,404,126	38,695,485
Danone SA	540,656	26,870,327
Dassault Systemes SE	268,328	8,994,024
EssilorLuxottica SA	87,953	13,907,845
Eurofins Scientific SE	261,169	16,718,677
Getlink SE	366,574	5,800,845
Hermes International	27,926	36,146,997
La Francaise des Jeux SAEM(b)	114,347	3,726,405
L’Oreal SA	130,510	40,980,685
Orange SA	4,551,015	43,361,671
Pernod Ricard SA	176,413	30,962,452
Sanofi	1,052,523	90,577,808
SEB SA	179,361	11,676,681
		433,678,483
Germany — 3.8%
Beiersdorf AG	414,136	39,755,059
Deutsche Boerse AG	166,500	27,076,169
Security	Shares	Value

Germany (continued)
Deutsche Telekom AG, Registered	2,795,550	$52,767,363
Knorr-Bremse AG	234,047	10,536,969
Merck KGaA	279,083	45,480,760
Siemens Healthineers AG(b)	475,139	21,767,326
Symrise AG	609,400	62,202,974
Telefonica Deutschland Holding AG	1,713,592	3,733,744
		263,320,364
Hong Kong — 6.8%
BOC Hong Kong Holdings Ltd.	6,115,000	19,001,176
CK Infrastructure Holdings Ltd.	5,658,500	26,881,953
CLP Holdings Ltd.	10,290,000	69,064,442
Hang Seng Bank Ltd.	4,577,300	64,438,216
HK Electric Investments & HK Electric Investments Ltd.,
Class SS(c)	29,442,000	18,719,620
HKT Trust & HKT Ltd., Class SS	36,577,349	41,366,921
Hong Kong & China Gas Co. Ltd.	16,235,799	12,514,051
Jardine Matheson Holdings Ltd.	733,100	33,772,449
Link REIT	6,186,700	36,567,188
MTR Corp. Ltd.	16,869,248	74,227,883
Power Assets Holdings Ltd.	15,018,500	71,811,678
Sun Hung Kai Properties Ltd.	781,500	8,398,246
		476,763,823
Ireland — 0.7%
Kerry Group PLC, Class A	584,967	50,807,211

Israel — 2.6%
Azrieli Group Ltd.	82,400	6,104,642
Bank Hapoalim BM	4,507,665	43,450,527
Bank Leumi Le-Israel BM	5,521,739	52,675,976
Check Point Software Technologies Ltd.(a)	274,989	35,536,828
ICL Group Ltd.	2,107,494	19,004,537
Isracard Ltd.	1	3
Mizrahi Tefahot Bank Ltd.	659,942	24,946,828
		181,719,341
Italy — 2.6%
DiaSorin SpA	147,569	19,292,526
Eni SpA	1,020,995	13,409,461
Ferrari NV	206,473	40,703,730
FinecoBank Banca Fineco SpA	931,792	12,556,444
Infrastrutture Wireless Italiane SpA(b)	2,441,684	21,550,701
Recordati Industria Chimica e Farmaceutica SpA	637,005	23,933,224
Snam SpA	7,571,034	33,664,678
Terna - Rete Elettrica Nazionale	1,972,436	13,080,534
		178,191,298
Japan — 27.6%
Ajinomoto Co. Inc.	1,054,400	28,999,384
Astellas Pharma Inc.	368,400	5,083,250
Bandai Namco Holdings Inc.	138,900	9,181,688
Bridgestone Corp.	524,000	18,951,217
Canon Inc.	2,583,600	54,765,811
Central Japan Railway Co.	162,700	18,836,830
Chubu Electric Power Co. Inc.	3,581,200	29,150,682
Chugai Pharmaceutical Co. Ltd.	1,099,900	25,486,725
East Japan Railway Co.	821,500	43,773,927
ENEOS Holdings Inc.	8,060,000	26,587,162
Fast Retailing Co. Ltd.	9,700	5,404,269
FUJIFILM Holdings Corp.	566,200	25,903,579
Hamamatsu Photonics KK	207,100	9,369,471
Hankyu Hanshin Holdings Inc.	351,600	10,442,779

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Min Vol Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hikari Tsushin Inc.	56,200	$6,788,643
Hirose Electric Co. Ltd.	337,900	43,832,838
Hitachi Metals Ltd.(a)(c)	1,111,400	16,231,112
Idemitsu Kosan Co. Ltd.	1,420,200	31,074,302
ITOCHU Corp.	2,139,000	55,281,462
Itochu Techno-Solutions Corp.	341,900	7,926,519
Japan Post Bank Co. Ltd.(c)	4,351,700	28,995,945
Japan Post Holdings Co. Ltd.	5,380,500	36,181,583
Japan Tobacco Inc.	1,897,300	31,774,896
Kao Corp.	197,800	7,388,212
KDDI Corp.	1,404,900	41,524,587
Keio Corp.	447,600	15,693,087
Keisei Electric Railway Co. Ltd.	220,700	5,857,836
Kintetsu Group Holdings Co. Ltd.	1,070,500	36,177,428
Kirin Holdings Co. Ltd.	348,400	5,121,456
Kobayashi Pharmaceutical Co. Ltd.	149,400	7,928,177
Kyowa Kirin Co. Ltd.	248,100	5,843,172
McDonald’s Holdings Co. Japan Ltd.	951,400	33,029,987
MEIJI Holdings Co. Ltd.	788,300	32,437,838
Mitsubishi Corp.	1,068,500	28,944,467
Mitsubishi UFJ Financial Group Inc.	5,105,800	24,119,028
Mizuho Financial Group Inc.	5,925,320	64,085,070
MonotaRO Co. Ltd.	732,000	11,111,651
MS&AD Insurance Group Holdings Inc.	228,800	6,058,899
Murata Manufacturing Co. Ltd.	193,500	9,160,177
NEC Corp.	576,600	19,085,972
Nintendo Co. Ltd.	146,200	5,935,587
Nippon Express Holdings Inc.	82,900	4,165,552
Nippon Prologis REIT Inc.	22,398	46,997,550
Nippon Shinyaku Co. Ltd.	192,900	10,680,147
Nippon Telegraph & Telephone Corp.	2,671,300	73,676,308
Nissin Foods Holdings Co. Ltd.	559,000	36,183,432
Nitori Holdings Co. Ltd.	436,100	39,518,076
Nitto Denko Corp.	57,600	3,034,697
Nomura Research Institute Ltd.	286,600	6,342,515
Obic Co. Ltd.	219,900	32,998,835
Odakyu Electric Railway Co. Ltd.	809,400	9,622,106
Ono Pharmaceutical Co. Ltd.	1,811,100	42,621,612
Oracle Corp. Japan	117,200	6,243,420
Oriental Land Co. Ltd./Japan	282,300	37,807,771
Osaka Gas Co. Ltd.	2,091,600	30,971,778
Otsuka Corp.	387,500	12,203,201
Otsuka Holdings Co. Ltd.	1,673,700	53,649,608
Pan Pacific International Holdings Corp.	1,485,700	24,381,407
Secom Co. Ltd.	673,100	38,346,825
Sekisui House Ltd.	1,172,400	19,465,121
Seven & i Holdings Co. Ltd.	773,600	28,877,216
SG Holdings Co. Ltd.	2,235,000	29,616,191
Shimano Inc.	167,300	25,888,533
Shionogi & Co. Ltd.	223,100	10,360,149
Shizuoka Financial Group Inc., NVS	2,897,100	18,294,664
SoftBank Corp.	8,302,200	81,896,126
Sumitomo Mitsui Financial Group Inc.	343,000	9,631,974
Suntory Beverage & Food Ltd.	1,101,500	36,852,531
Takeda Pharmaceutical Co. Ltd.	1,499,700	39,605,575
Tobu Railway Co. Ltd.	933,700	21,598,793
Tokio Marine Holdings Inc.	828,000	14,991,070
Tokyo Gas Co. Ltd.	1,295,900	23,159,664
Tokyu Corp.	338,600	3,904,227
Trend Micro Inc/Japan	214,400	10,810,797
Security	Shares	Value

Japan (continued)
USS Co. Ltd.	2,405,100	$36,289,934
Welcia Holdings Co. Ltd.	1,021,800	21,357,038
West Japan Railway Co.	434,500	17,226,434
Yakult Honsha Co. Ltd.	443,300	24,558,347
Yamato Holdings Co.Ltd.	641,500	9,500,149
		1,922,856,078
Netherlands — 3.8%
Davide Campari-Milano NV	529,689	4,756,777
Heineken NV	178,996	14,952,286
Koninklijke Ahold Delhaize NV	3,711,448	103,505,847
Koninklijke DSM NV	190,434	22,400,814
Koninklijke KPN NV	3,823,129	10,693,695
OCI NV	104,259	3,987,686
QIAGEN NV(a)	1,423,157	61,456,393
Wolters Kluwer NV	421,042	44,739,298
		266,492,796
New Zealand — 0.6%
Auckland International Airport Ltd.(a)	2,637,200	11,789,389
Fisher & Paykel Healthcare Corp. Ltd.	771,696	8,770,340
Spark New Zealand Ltd.	6,509,844	19,378,256
		39,937,985
Norway — 0.2%
Telenor ASA	1,620,885	14,730,388

Portugal — 0.8%
Jeronimo Martins SGPS SA	2,568,366	53,147,216

Singapore — 4.6%
DBS Group Holdings Ltd.	3,119,800	75,425,229
Oversea-Chinese Banking Corp. Ltd.(c)	6,373,099	54,707,207
Singapore Exchange Ltd.	6,141,500	36,521,213
Singapore Technologies Engineering Ltd.	15,807,900	36,853,501
Singapore Telecommunications Ltd.	20,847,600	36,707,298
United Overseas Bank Ltd.	3,372,400	66,162,393
Venture Corp.Ltd.	1,079,400	12,146,863
		318,523,704
Spain — 1.2%
Aena SME SA(a)(b)	89,891	10,565,016
Cellnex Telecom SA(b)	167,050	5,467,586
Endesa SA	919,794	15,367,953
Grifols SA(a)(c)	992,139	8,440,695
Iberdrola SA	1,820,126	18,509,359
Red Electrica Corp. SA.	1,447,446	23,413,459
		81,764,068
Sweden — 0.4%
Telefonaktiebolaget LM Ericsson, Class B	1,962,712	10,911,390
Telia Co. AB	6,034,968	15,991,245
		26,902,635
Switzerland — 15.2%
Alcon Inc.	73,922	4,500,767
Bachem Holding AG, Class A	53,687	3,849,683
Barry Callebaut AG, Registered	20,391	38,577,974
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	3,505	33,637,617
EMS-Chemie Holding AG, Registered	75,405	47,413,976
Geberit AG, Registered	74,267	33,014,455
Givaudan SA, Registered	28,332	84,625,967
Kuehne + Nagel International AG, Registered	223,235	47,519,176
Logitech International SA, Registered	315,551	15,692,955

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Min Vol Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Lonza Group AG, Registered	47,445	$24,423,922
Nestle SA, Registered	1,017,488	110,762,524
Novartis AG, Registered	1,350,756	109,263,610
Partners Group Holding AG	14,837	13,317,438
Roche Holding AG, Bearer	220,852	89,641,636
Roche Holding AG, NVS	352,728	117,034,488
Schindler Holding AG, Participation Certificates, NVS	113,856	18,566,036
Schindler Holding AG, Registered	215,289	33,890,817
SGS SA, Registered	24,011	52,932,508
Swatch Group AG (The), Registered	100,975	4,218,605
Swiss Prime Site AG, Registered	836,704	67,516,091
Swisscom AG, Registered	204,782	101,119,117
Zurich Insurance Group AG	26,648	11,356,681
		1,062,876,043
United Kingdom — 10.2%
Admiral Group PLC	1,463,565	33,845,855
AstraZeneca PLC	617,216	72,419,260
Bunzl PLC	709,654	23,124,425
Croda International PLC	822,781	63,740,462
DCC PLC	120,326	6,678,192
Diageo PLC	175,182	7,209,170
GSK PLC	3,734,173	61,169,784
Haleon PLC(a)	4,704,524	14,426,194
Halma PLC	234,189	5,678,914
Hikma Pharmaceuticals PLC	773,927	11,109,895
HSBC Holdings PLC	9,159,800	47,008,546
J Sainsbury PLC	9,161,904	20,422,733
National Grid PLC	7,468,385	81,368,921
Reckitt Benckiser Group PLC	842,986	55,943,886
RELX PLC	1,728,862	46,438,068
Rentokil Initial PLC	800,439	4,994,823
Sage Group PLC (The)	858,183	7,152,724
Segro PLC	379,316	3,413,844
Severn Trent PLC	551,702	15,833,689

Security	Shares	Value

United Kingdom (continued)
Spirax-Sarco Engineering PLC	36,539	$4,502,828
Tesco PLC	16,456,222	40,644,901
Unilever PLC	1,675,009	76,136,427
United Utilities Group PLC	1,062,399	11,448,614
		714,712,155
Total Long-Term Investments — 99.6%
(Cost: $7,800,924,033)		6,941,094,608

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(d)(e)(f)	11,786,722	11,784,365
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)	1,190,000	1,190,000

Total Short-Term Securities — 0.2%
(Cost: $12,976,937)		12,974,365

Total Investments — 99.8%
(Cost: $7,813,900,970)		6,954,068,973

Other Assets Less Liabilities — 0.2%		17,391,832

Net Assets — 100.0%		$6,971,460,805

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,760,113	$9,027,704	(a)	$—	$(216)	$(3,236)	$11,784,365	11,786,722	$5,851	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	980,000	210,000	(a)	—	—	—	1,190,000	1,190,000	8,153		—
					$(216)	$(3,236)	$12,974,365		$14,004		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Min Vol Factor ETF
October 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	100	12/08/22	$12,931	$208,508
SPI 200 Index	85	12/15/22	9,330	51,452
Euro STOXX 50 Index	225	12/16/22	8,034	586,458
FTSE 100 Index	84	12/16/22	6,852	49,865
2-Year U.S. Treasury Note	43	12/30/22	8,791	(80,326)
				$815,957

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$58,126,327	$6,882,968,281	$—	$6,941,094,608
Money Market Funds	12,974,365	—	—	12,974,365
	$71,100,692	$6,882,968,281	$—	$6,954,068,973
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$896,283	$—	$896,283
Liabilities
Futures Contracts	(80,326)	—	—	(80,326)
	$(80,326)	$896,283	$—	$815,957

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

4